CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 28, 2013	Dec. 31, 2012
Current Assets
Cash	$ 54,256	$ 30,978
Trade receivables, net	63,833	43,018
Gross inventories	61,079	55,827
Less LIFO reserve	(39,145)	(38,089)
Less excess and obsolescence reserve	(1,966)	(1,729)
Net inventories	19,968	16,009
Deferred income taxes	6,818	5,284
Prepaid expenses and other current assets	3,031	1,632
Total Current Assets	147,906	96,921
Property, plant and equipment	225,950	195,713
Less allowances for depreciation	(142,956)	(129,720)
Net property, plant and equipment	82,994	65,993
Deferred income taxes		2,004
Other assets	19,476	9,568
Total Assets	250,376	174,486
Current Liabilities
Trade accounts payable and accrued expenses	39,555	38,500
Product liability	1,286	720
Employee compensation and benefits	31,659	15,182
Workers' compensation	4,254	4,600
Income taxes payable	3,390	489
Total Current Liabilities	80,144	59,491
Accrued pension liability	17,223	19,626
Deferred income taxes	137
Product liability	279	337
Contingent liabilities - Note 10
Stockholders' Equity
Additional paid-in capital	19,296	15,531
Retained earnings	177,154	123,442
Less: Treasury stock - at cost 2013 and 2012 - 4,299,434 shares	(37,884)	(37,884)
Accumulated other comprehensive loss	(29,620)	(29,620)
Total Stockholders' Equity	152,593	95,032
Total Liabilities and Stockholders' Equity	250,376	174,486
Nonvoting Common Stock [Member]
Stockholders' Equity
Common Stock
Voting Common Stock [Member]
Stockholders' Equity
Common Stock	$ 23,647	$ 23,563